Cover	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Zura Bio Limited
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40598
Entity Tax Identification Number	98-1725736
Local Phone Number	825-9872
Entity Address, Address Line One	1489 W. Warm Springs Rd.
Entity Address, Address Line Two	#110
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89014
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ZURA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001855644
Amendment Flag	false